SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Exchange Rates And Linkage Bases
	Israeli CPI Points	Exchange rate of one US dollar NIS

December 31, 2024	116.3	3.647
December 31, 2023	112.6	3.627
December 31, 2022	109.4	3.519

	%

December 31, 2024	3.3	0.6
December 31, 2023	3.0	3.1
December 31, 2022	5.3	13.2

Schedule of Activity In The Allowance For Doubtful Accounts
	Year ended December 31,
	2024	2023	2022

Opening balance	264	162	173
Provision for credit losses	38	100	-
Foreign currency translation adjustments	(1)	2	(9)

Closing balance	301	264	162

Schedule of Fixed Assets Depreciation Rates
%

Machinery and equipment	5-33
Leasehold improvements	Over the shorter of the term of the lease or its useful life
Office furniture and equipment	6-15

Schedule of Share-Based Compensation Expenses Related to Employee Share Options
	Year ended December 31,
	2024	2023	2022

Cost of revenues	115	67	47
Sales and marketing expenses	33	17	6
General and administrative expenses	459	279	197

Total share-based compensation expenses	607	363	250

Schedule of Assumptions for Binomial Option Pricing Model
	2024	2023	2022

Dividend yield	0%	0%	0%
Expected volatility	78%-80%	79%-80%	77%-78%
Risk-free interest	3.7%-4.4%	4.2%-4.8%	1.4%-4.0%
Expected term	6.25 years	6.25 years	6.25 years
Forfeiture rate	0%	0%	0%